Land use right, net	12 Months Ended
Dec. 31, 2019
Land use right, net
Land use right, net

10. Land use right, net

Land use right, net, consist of the following:

	As of December 31,
	2018	2019
	RMB	RMB	US$ (Note 2(d))
Land use right	101,007	101,007	14,509
Less: Accumulated amortization	(171)	(2,233)	(321)
Net book value	100,836	98,774	14,188

In December 2018, the Group obtained the certificate for a land use right and started to amortize over the remaining lease period. Amortization expenses for land use right were RMB171 and RMB2,062 for the years ended December 31, 2018 and 2019, respectively.